Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.0%
	Aerospace/Defense—1.4%
$400,000	TransDigm UK Holdings PLC, Sr. Sub., 6.875%, 5/15/2026	$427,139
1,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	1,952,071
2,475,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	2,507,373
725,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	770,284
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	2,041,034
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	416,834
900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	986,085
	TOTAL	9,100,820
	Automotive—3.1%
2,675,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,394,192
375,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	384,974
2,100,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,184,053
1,975,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,116,509
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	812,134
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	570,268
1,125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,172,081
125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	127,450
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	770,564
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	673,655
1,525,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,613,217
375,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	404,765
4,225,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	4,496,879
2,175,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,223,551
	TOTAL	19,944,292
	Banking—0.3%
1,425,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,597,781
	Building Materials—2.1%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	533,846
2,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,953,571
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,501,580
2,550,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,651,974
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	532,674
2,300,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,403,558
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,977,744
	TOTAL	13,554,947
	Cable Satellite—8.0%
425,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	439,699
1,700,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,796,679
2,550,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	2,605,246
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,029,671
1,800,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,839,384
1,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,049,781
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,638,117
625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	668,344
150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	155,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	$1,192,300
600,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	616,251
525,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	557,058
1,600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,710,000
825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	921,422
1,075,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	1,143,521
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	990,782
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	1,469,463
2,325,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,501,002
925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	998,616
1,725,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,861,758
575,000	Charter Communications Holdings II, 5.125%, 2/15/2023	582,182
214,000	Charter Communications Holdings II, 5.750%, 1/15/2024	218,369
3,125,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,199,875
1,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,061,240
325,000	Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	334,209
1,500,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,369,373
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	602,605
1,425,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,227,103
1,475,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	1,500,200
1,875,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,972,659
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,035,365
900,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	974,781
3,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,875,400
1,600,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,696,960
1,225,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,263,790
200,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	206,583
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,847,136
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,823,881
	TOTAL	51,976,180
	Chemicals—2.3%
825,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	843,905
2,100,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,163,000
2,225,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,223,142
750,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	798,262
1,300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,363,362
1,275,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,329,156
2,525,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,651,225
500,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	523,958
2,650,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,815,691
	TOTAL	14,711,701
	Construction Machinery—0.7%
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	990,926
750,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	808,613
675,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	743,116
200,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	204,560
625,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	650,717
400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	429,518

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	$645,165
	TOTAL	4,472,615
	Consumer Cyclical Services—1.4%
475,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	511,373
4,350,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,657,077
3,129,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,345,996
525,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	553,534
	TOTAL	9,067,980
	Consumer Products—0.8%
600,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	640,110
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	415,834
950,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,063,430
300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	315,000
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,735,473
	TOTAL	5,169,847
	Diversified Manufacturing—1.4%
525,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	557,995
350,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	381,937
400,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	414,740
2,525,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	2,573,089
375,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	410,755
1,475,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,463,676
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,406,048
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,612,643
	TOTAL	8,820,883
	Environmental—0.2%
1,550,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,563,175
	Finance Companies—2.5%
375,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	410,436
375,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	405,298
1,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,064,543
800,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	885,200
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	302,761
600,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	679,512
525,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	570,932
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	524,957
4,550,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	5,001,178
3,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	3,987,965
1,025,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,063,256
	TOTAL	15,896,038
	Food & Beverage—2.5%
1,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	1,201,739
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,240,330
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,670,963
1,725,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	1,777,466
650,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	690,203
350,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	359,770
850,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	910,584
400,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	419,834

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$1,050,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	$1,111,005
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,079,350
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,224,467
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,296,389
	TOTAL	15,982,100
	Gaming—3.2%
1,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	1,092,630
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	485,004
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	296,064
2,200,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	2,279,750
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,397,325
350,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	386,093
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	195,781
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	109,209
975,000	MGM Resorts International, 6.000%, 3/15/2023	1,072,095
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	663,952
600,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	667,110
1,650,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,852,109
1,825,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,866,820
600,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	635,792
3,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	3,283,940
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,836,000
950,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	950,394
750,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	773,876
600,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	628,110
	TOTAL	20,472,054
	Health Care—9.4%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	941,960
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,468,017
2,850,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,559,058
800,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	854,652
3,050,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,414,826
1,800,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,831,500
700,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	722,312
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	637,494
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	306,180
575,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	619,460
2,450,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,525,976
1,350,000	HCA, Inc., 5.000%, 3/15/2024	1,476,012
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,657,388
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,631,298
900,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	1,004,647
1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,512,421
1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,331,125
325,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	359,704
250,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	257,899
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,612,417
700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	742,124
2,400,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,718,060

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,325,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	$1,361,471
4,375,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,243,706
2,875,000		Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	2,864,200
1,600,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,493,990
450,000		RegionalCare Hospital Partners Holdings, Inc., Sr. Unsecd. Note, 144A, 11.500%, 5/1/2024	484,875
1,750,000		Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	1,755,101
4,900,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	3,285,033
375,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	398,123
700,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	733,493
775,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	812,704
600,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	634,500
2,300,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	2,374,750
1,125,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,154,064
825,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	908,156
2,050,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	2,169,587
375,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	402,318
3,600,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,599,964
		TOTAL	60,860,565
		Health Insurance—1.0%
1,650,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	1,700,490
1,900,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	2,005,830
550,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	572,448
1,150,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,222,565
225,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	234,184
525,000		WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	560,096
		TOTAL	6,295,613
		Independent Energy—4.8%
1,100,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	827,750
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	240,104
625,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	623,202
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	696,823
1,585,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,618,982
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	483,290
575,000		Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	584,971
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	871,603
1,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,094,439
1,889,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	1,789,828
625,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	378,119
2,225,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,275,040
1,525,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	766,945
350,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	368,585
550,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	391,875
825,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	526,280
500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	422,655
175,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	108,998
950,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	983,110
725,000		Laredo Petroleum, 5.625%, 1/15/2022	705,289
800,000		Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	752,332
1,350,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	1,323,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$625,000	Oasis Petroleum Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	$520,328
625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	634,634
850,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	850,021
450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	463,687
100,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	103,249
875,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	926,931
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	868,438
625,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	611,109
1,500,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,286,250
550,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	507,271
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	1,050,957
475,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	452,240
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,259
425,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	417,710
1,450,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,464,486
650,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	603,671
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	44,625
650,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	45,500
425,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	449,161
225,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	240,710
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,365,000
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	324,902
	TOTAL	31,113,359
	Industrial - Other—0.7%
800,000	Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	834,332
1,475,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	1,375,898
375,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	399,131
1,200,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,250,502
850,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	858,521
	TOTAL	4,718,384
	Insurance - P&C—4.0%
900,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	980,438
175,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	188,978
2,025,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	1,959,167
1,200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	1,287,360
3,025,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,351,632
2,425,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,472,748
725,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	756,064
6,850,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,261,171
825,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	820,533
3,175,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	3,190,843
375,000	NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	383,593
3,275,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,355,860
	TOTAL	26,008,387
	Leisure—0.8%
400,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	414,740
2,975,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,177,598
100,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	107,060
250,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	261,041

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$925,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	$970,649
		TOTAL	4,931,088
		Lodging—0.4%
1,600,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,688,556
625,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	663,580
500,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	517,175
		TOTAL	2,869,311
		Media Entertainment—6.0%
1,350,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,357,877
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,354,813
1,850,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,952,518
650,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	697,531
1,225,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,241,447
2,100,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	2,046,135
1,350,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,448,344
2,300,000		Gannett Co., Inc., 6.375%, 10/15/2023	2,371,875
150,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	166,965
625,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	649,741
2,325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,477,520
400,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	410,740
625,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	655,094
144,700		iHeartCommunications, Inc., 6.375%, 5/1/2026	157,271
2,425,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 0.000%, 3/1/2021	0
3,262,269		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,610,842
2,050,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	2,142,962
2,250,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	2,350,316
2,000,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,111,300
1,850,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,860,230
500,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	516,245
125,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	127,419
1,350,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,416,622
2,175,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,242,066
375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	386,380
1,775,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,871,023
875,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	891,406
2,125,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,252,500
300,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	296,344
		TOTAL	39,063,526
		Metals & Mining—1.7%
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,679,883
1,925,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,964,106
700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	736,295
650,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	697,548
2,075,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	2,178,382
275,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	285,942
1,975,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	2,088,730
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	500,303
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	433,287
75,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	77,258

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$550,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	$613,715
	TOTAL	11,255,449
	Midstream—6.4%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	162,374
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	687,389
2,225,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,457,179
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,701,424
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,300,803
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,418,250
2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,174,567
400,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	442,812
1,300,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,464,508
2,750,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,872,595
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	437,516
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	529,687
925,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	784,321
575,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	499,043
1,425,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	1,215,257
1,000,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,013,750
2,625,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	2,743,099
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,058,700
675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	715,077
1,100,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,132,989
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,607,119
2,650,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	2,365,952
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,437,497
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	546,182
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	878,338
1,175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,208,781
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	438,740
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,942,413
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	519,995
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	506,043
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,714,927
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	771,671
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	663,422
	TOTAL	41,412,420
	Oil Field Services—1.8%
375,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	387,188
2,025,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,146,141
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	571,708
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	161,073
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	1,075,446
900,000	Sesi LLC, 7.125%, 12/15/2021	769,860
2,500,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,669,787
1,450,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,384,735
1,475,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,539,089
1,650,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,735,592
	TOTAL	11,440,619

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—6.4%
$3,100,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	$3,210,980
1,625,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,713,351
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,498,031
1,550,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,637,690
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	967,522
4,350,000	Berry Plastics Corp., 5.500%, 5/15/2022	4,409,782
1,300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,342,367
4,600,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,553,954
100,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	105,160
1,075,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,138,530
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,595,454
2,150,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,171,118
1,050,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,084,561
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	1,096,325
1,100,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	1,204,500
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,864,125
2,761,957	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	2,768,862
400,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	424,625
950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	964,250
500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	551,458
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,557,528
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,063,561
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	448,640
1,075,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,197,926
	TOTAL	41,570,300
	Paper—0.5%
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,935,250
525,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	563,245
	TOTAL	3,498,495
	Pharmaceuticals—3.9%
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	680,605
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	461,911
900,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	937,877
750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	771,668
110,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	110,871
888,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	896,325
3,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,157,711
1,200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,373,220
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,682,459
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,681,057
575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	661,509
1,100,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	1,118,876
1,450,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,051,236
2,650,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	1,794,553
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	6,492,601
3,550,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,269,125
2,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	899,850
	TOTAL	25,041,454

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Refining—0.5%
$3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	$3,070,354
	Restaurants—1.3%
925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	929,024
4,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	4,474,580
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	359,480
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	367,272
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	960,460
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,559,849
	TOTAL	8,650,665
	Retailers—0.7%
1,300,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,243,905
2,150,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	1,887,517
1,825,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	1,290,864
175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	188,531
	TOTAL	4,610,817
	Supermarkets—0.9%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	452,349
675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	758,952
2,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	3,009,953
1,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,626,183
	TOTAL	5,847,437
	Technology—7.5%
2,175,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	2,207,679
700,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	735,420
1,250,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,390,106
3,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,512,031
1,225,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,262,258
250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	252,500
475,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	519,223
3,750,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,230,375
675,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	704,251
3,075,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	3,013,500
3,775,000	Infor US, Inc., 6.500%, 5/15/2022	3,838,345
2,825,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	2,874,409
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,968,745
700,000	NCR Corp., 6.375%, 12/15/2023	718,960
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	186,781
1,025,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	1,037,172
1,900,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	2,029,309
800,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	839,500
575,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	333,500
2,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,780,375
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	536,521
400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	435,334
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	242,854
750,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	829,219
3,350,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	3,858,698
1,475,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,529,081
4,800,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,967,952

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$850,000		Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	$887,719
		TOTAL	48,721,817
		Utility - Electric—2.8%
1,075,000		Calpine Corp., 144A, 4.500%, 2/15/2028	1,085,879
300,000		Calpine Corp., 144A, 5.250%, 6/1/2026	313,072
2,200,000		Calpine Corp., 5.750%, 1/15/2025	2,263,250
725,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	741,820
2,450,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,629,168
750,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	812,325
850,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	923,823
1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,258,502
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	624,939
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	232,191
900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	917,415
2,600,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,753,816
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,099,171
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	743,626
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,794,520
		TOTAL	18,193,517
		Wireless Communications—3.6%
675,000		Altice France SA, 144A, 8.125%, 2/1/2027	761,468
1,700,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	1,772,250
4,825,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	5,189,239
2,100,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,266,635
2,125,000		Sprint Corp., 7.125%, 6/15/2024	2,296,774
825,000		Sprint Corp., 7.875%, 9/15/2023	911,967
3,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,437,031
600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	662,790
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	367,381
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,762,832
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	453,612
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	357,030
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	491,822
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,753,142
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	671,288
		TOTAL	23,155,261
		TOTAL CORPORATE BONDS (IDENTIFIED COST $605,939,591)	614,659,251
		COMMON STOCKS—0.2%
		Chemicals—0.1%
35,727	[1]	Hexion Holdings Corp.	430,510
		Media Entertainment—0.1%
25,586	[1]	iHeartMedia, Inc.	432,404
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,769,861)	862,914
		WARRANT—0.0%
		Media Entertainment—0.0%
5	[1]	iHeartCommunications, Inc., Warrants (IDENTIFIED COST $0)	80

Principal Amount or Shares		Value
	INVESTMENT COMPANY—3.3%
21,534,462	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[4] (IDENTIFIED COST $21,540,275)	$21,538,769
	TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $629,249,727)	637,061,014
	OTHER ASSETS AND LIABILITIES - NET—1.5%[5]	9,952,271
	TOTAL NET ASSETS—100%	$647,013,285
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	20,025,479
Purchases/Additions	123,817,531
Sales/Reductions	(122,308,548)
Balance of Shares Held 12/31/2019	21,534,462
Value	$21,538,769
Change in Unrealized Appreciation/Depreciation	$(242)
Net Realized Gain/(Loss)	$658
Dividend Income	$280,446
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity-securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$614,659,251	$0	$614,659,251
Equity Securities:
Common Stocks
Domestic	862,914	—	—	862,914
Warrants	—	80	—	80
Investment Company	21,538,769	—	—	21,538,769
TOTAL SECURITIES	$22,401,683	$614,659,331	$0	$637,061,014
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note